Related Parties - Founder Shares (Details)			1 Months Ended	2 Months Ended
	Mar. 18, 2021 shares	Jan. 22, 2021 shares	Jan. 31, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares
Founder Shares
Proceeds from issuance of shares to Sponsor | $				$ 25,000
Class A Common Stock
Founder Shares
Common stock, shares issued (in shares)				0
Shares outstanding (in shares)				0
Share price (in dollars per share) | $ / shares				$ 18.00
Number of trading days				20 days
Class B Common Stock
Founder Shares
Common stock, shares issued (in shares)				17,250,000
Shares outstanding (in shares)				17,250,000
Number of shares subject to forfeiture (in shares)				2,250,000
Class B Common Stock | Subsequent Event
Founder Shares
Stock dividend (in shares)	2,875,000	11,500,000
Shares outstanding (in shares)	17,250,000
Founder Shares | Subsequent Event
Founder Shares
Stock dividend (in shares)	2,875,000	11,500,000
Shares outstanding (in shares)	17,250,000
Founder Shares | Class B Common Stock | Subsequent Event
Founder Shares
Common stock, shares issued (in shares)	17,250,000
Shares outstanding (in shares)	17,250,000
Founder Shares | Sponsor | Class A Common Stock
Founder Shares
Number of trading days				20 days
Trading day threshold period				30 days
Founder Shares | Sponsor | Class A Common Stock | Minimum
Founder Shares
Share price (in dollars per share) | $ / shares				$ 12.00
Threshold period after initial Business Combination				150 days
Founder Shares | Sponsor | Class B Common Stock
Founder Shares
Shares issued (in shares)				2,875,000
Proceeds from issuance of shares to Sponsor | $				$ 25,000
Stock conversion basis at time of business combination				1
Restrictions on transfer period of time after business combination completion				1 year
Founder Shares | Sponsor | Class B Common Stock | Subsequent Event
Founder Shares
Stock dividend (in shares)	2,875,000	11,500,000
Percentage of shares held by Founder after Initial Public Offering			20.00%
Founder Shares | Sponsor | Class B Common Stock | Maximum | Subsequent Event
Founder Shares
Number of shares subject to forfeiture (in shares)			2,250,000
Founder Shares | Directors | Class B Common Stock | Subsequent Event
Founder Shares
Shares issued (in shares)			75,000
Founder Shares | Director One | Class B Common Stock | Subsequent Event
Founder Shares
Shares issued (in shares)			25,000
Founder Shares | Director Two | Class B Common Stock | Subsequent Event
Founder Shares
Shares issued (in shares)			25,000
Founder Shares | Director Three | Class B Common Stock | Subsequent Event
Founder Shares
Shares issued (in shares)			25,000